Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of income tax

	2023	2022	2021
Current income tax	(38,456)	(20,468)	(19,084)
Deferred income tax	62,697	(4,415)	(50,027)
	24,241	(24,883)	(69,111)

Schedule of effective income tax rate differs from theoretical amount

	2023	2022	2021
Income / (loss) from continuing operations before income tax	202,226	190,518	(90,669)
Loss from discontinued operations before income tax	—	—	(21,196)
Income / (loss) for the year before income tax	202,226	190,518	(111,865)
Tax calculated at the tax rate in each country	(59,160)	(57,275)	37,397
Adjustments
Non-taxable income(7)	57,519	17,624	19,630
Expenses related to non-taxable income	(8,871)	(19,005)	(21,967)
Non-deductible expenses	(3,581)	(14,402)	(4,836)
Effect of tax inflation adjustment (1)	(114,289)	(123,956)	(74,042)
Effect of inflation adjustment	(53,895)	10,253	(29,038)
Effect of asset revaluation for tax purposes (2)	119,483	141,030	79,667
Inflation adjustment for tax purposes of tax losses (3)	81,273	57,322	—
Unrecognized deferred taxes (4)	(11,427)	(43,861)	(48,344)
Income tax rate change (5)	—	—	(17,444)
Investment project exonerations (6)	12,552	6,095	—
Other	4,637	1,292	(10,134)
Income tax	24,241	(24,883)	(69,111)

(1)In order to determine the net taxable income of CAAP’s Argentine subsidiaries at the end of each year, the tax inflation adjustment determined in accordance with articles No. 95 to No. 98 of the income tax law has been incorporated into the tax results for a total amount of USD 114,289 as of December 31, 2023 (USD 123,956 and USD 74,042 as of December 31, 2022 and 2021 respectively), due to the fact that as of December 31, 2023, 2022 and 2021 the accumulated price index variation for the last 36 months has already exceeded 100%. Likewise, the income tax law allowed the deferral of the charge generated until 2020 by the tax inflation adjustment in six consecutive years. For 2023 the tax inflation adjustment is applicable as the accumulated inflation of the last three years is greater than 100%, and the adjustment resulting from this procedure was recognized as a current tax of the year. As consequence, as of December 31, 2023, USD 114,289 (USD  123,956 and USD 74,042 as of December 31, 2022 and 2021 respectively) was recognized as a reduction of current tax losses in deferred tax.

(2)Corresponds to the asset revaluation for tax purpose included in Law No. 27.430 of Argentina. As of March 29, 2019, AA2000 start exercising the option of the asset revaluation for tax purpose.

(3)On May 23, 2022, AA2000 filed tax returns for year 2021, reporting tax losses from previous years in accordance with the mechanism provided by the tax laws in Argentina. As of December 31, 2023, the taxable base of the historical tax carryforward losses (excluding the result of the current fiscal year) amounts to ARS 38,585 million, equivalent to USD 47.7 million, (ARS 15,066 million, equivalent to USD 85.0 million, as of December 31, 2022) and adjusted by inflation to ARS 255,660 million, equivalent to USD 316.2 million, (ARS 44,411 million, equivalent to USD 250.7 million, as of December 31, 2022). AA2000 also made a filing before AFIP, under tax secrecy protection provided by law, in order to preserve its rights in a transparency framework. AA2000’s management, with the assistance of its legal and tax advisors, believe that the arguments raised before AFIP are closely related to those considered by the court in similar procedures, and therefore, it has solid arguments to support the applied criteria.

11       Income tax (Cont.)

(4)Mainly temporary differences for which no deferred income tax has been recognized from Brazilian concessions. Additionally, as of December 31, 2022, deferred tax assets on tax loss carry forwards from Brazilian concessions for a total amount of USD 14.8 million were unrecognized because there was not sufficient evidence that there would be enough future taxable profits to use such tax losses.

(5)In June 2021, Law 27,630 was issued in Argentina, which sets gradual percentages over net income for the determination of the income tax. Both current income tax and deferred income tax of Argentinean companies were calculated considering these new percentages.

(6)On November 9, 2022, PDS was granted by Government of Uruguay tax exemptions related to investments to be made in connection with the development and expansion of new airports (Note 26.b) and the rest of the capex program of PDS managed by CAAP until the expiry of the concession in 2053. The exemptions include VAT and customs duties otherwise applied to construction costs as well as exemptions of income tax for a 25 years period, starting in 2022.

(7)As of December 31, 2023 includes USD 35.3 million related to the reversal of the impairment of intangible assets of ICASGA (see Note 12).